Inventory - Schedule of Inventory (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Inventory [Abstract]
Raw materials	¥ 5,166	$ 720	¥ 3,358
Low value consumables	34	5	34
Finished goods	7,780	1,087	6,492
Less: inventory impairment			(12)
Inventories, net	¥ 12,980	$ 1,812	¥ 9,872